Expense Example	Apr. 30, 2025 USD ($)
Allspring Absolute Return Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 688
Expense Example, with Redemption, 3 Years	929
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	1,933
Allspring Absolute Return Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	607
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	2,263
Allspring Asset Allocation Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	677
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,167
Expense Example, with Redemption, 10 Years	1,913
Allspring Asset Allocation Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	583
Expense Example, with Redemption, 5 Years	1,022
Expense Example, with Redemption, 10 Years	2,243
Allspring Real Return Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	524
Expense Example, with Redemption, 3 Years	716
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	$ 1,651